Financial risk management and fair value estimates (Details 5)	Jun. 30, 2021	Jun. 30, 2020
Agricultural Business [Member]
Statement [Line Items]
Gearing ratio	64.80%	63.03%
Debt ratio	134.74%	251.91%
Urban Properties And Investments Business [Member]
Statement [Line Items]
Gearing ratio	74.84%	49.57%
Debt ratio	32.86%	44.42%